UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F
                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007

Check here if Amendment [ ]; Amendment Number:
   This Amendment:            [ ] is a restatement
                              [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Blum Capital Partners, L.P.
Address:  909 Montgomery Street, Suite 400
          San Francisco, CA   94133

File 13F File Number:  28-4768

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gregory D. Hitchan
Title:  Partner, Chief Operating Officer, General Counsel and Secretary
Phone:  (415) 434-1111

Signature, Place, and Date of Signing:

     /s/ Gregory D. Hitchan    San Francisco, California     February 14, 2008

Report Type:

[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  NONE




                                    * * * * *

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          19

Form 13F Information Table Value Total:  $2,153,688



List of Other Included Managers:               NONE




                                    * * * * *


                                    FORM 13F INFORMATION TABLE


                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AMERICAN REPROGRAPHICS COMPANY      COM          029263100    36256  2200000 SH       SOLE                  2200000
AVID TECHNOLOGY, INC.               COM          05367P100   194397  6859442 SH       SOLE                  6859442
CAREER EDUCATION CORP.              COM          141665109   294529 11715561 SH       SOLE                 11715561
CB RICHARD ELLIS GROUP, INC.        COM          12497T101   471112 21861364 SH       SOLE                 21861364
COLLECTIVE BRANDS, INC.             COM          19421W100    27739  1595114 SH       SOLE                  1595114
DISCOVER FINANCIAL SERVICES, LLC    COM          254709108     2865   190000 SH       SOLE                   190000
ELECTRONICS FOR IMAGING, INC.       COM          286082102    64790  2882111 SH       SOLE                  2882111
ERESEARCH TECHNOLOGY, INC.          COM          29481V108    87808  7428769 SH       SOLE                  7428769
FIRST AMERICAN CORP.                COM          318522307    60324  1768000 SH       SOLE                  1768000
GETTY IMAGES, INC.                  COM          374276103    84027  2897492 SH       SOLE                  2897492
KINETIC CONCEPTS, INC.              COM          49460W208   371937  6964926 SH       SOLE                  6964926
MACROVISION CORP.                   COM          555904101    49432  2696760 SH       SOLE                  2696760
MONEYGRAM INTERNATIONAL, INC.       COM          60935Y109   125573  8170000 SH       SOLE                  8170000
NU SKIN ENTERPRISES, INC.           CL A COM     67018T105    53540  3258650 SH       SOLE                  3258650
NUTRISYSTEM, INC.                   COM          67069d108    15908   589618 SH       SOLE                   589618
PRG-SCHULTZ INTERNATIONAL, INC.     COM          69357C503    38869  4535530 SH       SOLE                  4535530
SYMMETRY MEDICAL, INC.              COM          871546206    28923  1659404 SH       SOLE                  1659404
WILLIAMS SONOMA, INC.               COM          969904101    78658  3036980 SH       SOLE                  3036980
ZEBRA TECHNOLOGIES CORP.            CL A COM     989207105    67001  1930851 SH       SOLE                  1930851